COMMITMENTS, CONTINGENCIES AND GUARANTEES - Schedule Of Assets and Portfolio Assets Brookfield & Partners have Agreed to Acquire (Details)
$ / shares in Units, ¥ in Millions, $ in Millions, ₩ in Billions, $ in Billions
	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) MW GW	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) MW GW	Jun. 30, 2026 KRW (₩) MW GW	Jun. 30, 2026 CNY (¥) MW GW	Jun. 30, 2026 CAD ($) $ / shares MW GW	Jun. 30, 2025 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Consideration | $	$ 50	$ 29	$ 68				$ 56
South Korea, Utility-Scale Solar, 244 MW development
Disclosure of quantitative information about right-of-use assets [line items]
Utility-scale solar power capacity (in MW) | MW	244		244	244	244	244
Consideration			$ 50	₩ 70
Brookfield Renewable Economic Interest			25.00%	25.00%	25.00%	25.00%
China, Wind, 201 MW development
Disclosure of quantitative information about right-of-use assets [line items]
Wind power capacity (in MW) | MW	201		201	201	201	201
Consideration			$ 74		¥ 533
Brookfield Renewable Economic Interest			20.00%	20.00%	20.00%	20.00%
Canada 8.2 GW Development and 3.8 GW Operating
Disclosure of quantitative information about right-of-use assets [line items]
Implied enterprise per share value (in canadian dollars per share) | $ / shares						$ 37.25
Implied enterprise value			$ 6,500			$ 9.0
Brookfield Renewable Economic Interest			18.00%	18.00%	18.00%	18.00%
Canada 8.2 GW Development
Disclosure of quantitative information about right-of-use assets [line items]
Utility-scale solar, wind, hydroelectric, battery energy storage systems (in GW)	8.2		8.2	8.2	8.2	8.2
Canada 3.8 GW Operating
Disclosure of quantitative information about right-of-use assets [line items]
Utility-scale solar, wind, hydroelectric, battery energy storage systems (in GW)	3.8		3.8	3.8	3.8	3.8
China 2 GW Development
Disclosure of quantitative information about right-of-use assets [line items]
Battery energy storage systems	2		2	2	2	2
Consideration			$ 28		¥ 193
Brookfield Renewable Economic Interest			8.00%	8.00%	8.00%	8.00%